Schedule of Investments (unaudited) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$222,923
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	55,727
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	150	162,230
Series 2018-C6, Class A4, 4.41%, 11/10/51	100	113,970
Series 2019-GC43, Class A4, 3.04%, 11/10/52	190	196,776
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	136,523
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	149,216
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52	110	117,154
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	137,655
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	174,807
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	50	53,569

		1,520,550

Total Collaterized Mortgage Obligations — 1.5% (Cost: $1,474,392)		1,520,550

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	5	5,316
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	25	26,086
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	35	37,069
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(b)	10	10,468

		78,939

Aerospace & Defense — 0.5%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	27,246
BBA U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	5	5,038
Boeing Co. (The), 2.25%, 06/15/26 (Call 03/15/26)	20	19,880
Bombardier Inc.
7.50%, 03/15/25 (Call 03/15/20)(b)	25	25,345
7.88%, 04/15/27 (Call 04/15/22)(b)	10	10,038
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,476
General Dynamics Corp.
3.50%, 05/15/25 (Call 03/15/25)	4	4,278
3.75%, 05/15/28 (Call 02/15/28)	25	27,785
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)(b)	2	2,154
4.40%, 06/15/28 (Call 03/15/28)(b)	4	4,473
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	10	10,393
3.55%, 01/15/26 (Call 10/15/25)	25	26,870
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	30	30,858
3.20%, 02/01/27 (Call 11/01/26)	20	20,866
3.25%, 01/15/28 (Call 10/15/27)	19	19,827
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	26,681
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	27,174
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(b)	50	50,135

Security	Par (000)	Value

Aerospace & Defense (continued)
6.25%, 03/15/26 (Call 03/15/22)(b)	$50	$53,722
6.50%, 07/15/24 (Call 12/30/19)	25	25,780
7.50%, 03/15/27 (Call 03/15/22)	10	10,830
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	5	5,202
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	25	25,644
3.13%, 05/04/27 (Call 02/04/27)	25	26,211
4.13%, 11/16/28 (Call 08/16/28)	35	39,376

		531,282

Agriculture — 0.3%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	40	44,234
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,141
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	19,923
3.56%, 08/15/27 (Call 05/15/27)	12	12,215
BAT International Finance PLC, 3.95%, 06/15/25(b)	10	10,464
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	26,603
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	10,400
3.38%, 08/15/29 (Call 05/15/29)	75	78,744
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	60	64,251
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	25	23,917

		300,892

Airlines — 0.1%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 11/15/26(b)	7	7,540
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	23	24,099
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	26,376
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	19	20,159
Series 2016-2, Class AA, 2.88%, 04/07/30	5	4,523

		82,697

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	10	10,655
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	5,113
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	6	6,464
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	25,525
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	9,641
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,387

		62,785

Auto Manufacturers — 0.4%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,156
5.00%, 10/01/24 (Call 12/10/19)(b)	25	25,633
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,404
American Honda Finance Corp.
2.30%, 09/09/26	10	10,009
3.50%, 02/15/28	16	17,257
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	16	16,227
3.75%, 04/12/28 (Call 01/12/28)(b)	25	27,006
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	75	75,853
6.63%, 10/01/28	5	5,442
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	25	26,776
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	25,195
4.00%, 01/15/25 (Call 10/15/24)	10	10,402

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$30	$31,574
5.25%, 03/01/26 (Call 12/01/25)	10	10,916
5.65%, 01/17/29 (Call 10/17/28)	15	16,677
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	25	25,802
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	25	24,056
Toyota Motor Corp., 2.76%, 07/02/29	4	4,139
Toyota Motor Credit Corp., 3.40%, 04/14/25	30	31,923

		395,447

Auto Parts & Equipment — 0.2%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	10	10,665
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	25,250
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	26,914
Dana Inc., 5.50%, 12/15/24 (Call 12/30/19)	25	25,724
Delphi Technologies PLC, 5.00%, 10/01/25(b)	10	8,759
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	5,090
5.00%, 05/31/26 (Call 05/31/21)(c)	10	10,295
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	6	6,132
5.25%, 01/15/25 (Call 01/15/20)	30	30,863
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	10	10,847
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(b)	10	10,633
8.50%, 05/15/27 (Call 05/15/22)(b)	15	15,335
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	10	8,592

		195,099

Banks — 4.3%
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(d)	25	25,165
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	75	78,204
3.37%, 01/23/26 (Call 01/23/25)(d)	60	62,660
3.42%, 12/20/28 (Call 12/20/27)(d)	25	26,193
3.50%, 04/19/26	10	10,635
3.59%, 07/21/28 (Call 07/21/27)(d)	25	26,465
3.82%, 01/20/28 (Call 01/20/27)(d)	10	10,747
3.88%, 08/01/25	25	26,884
3.97%, 03/05/29 (Call 03/05/28)(d)	10	10,866
3.97%, 02/07/30 (Call 02/07/29)(d)	50	54,614
4.27%, 07/23/29 (Call 07/23/28)(d)	56	62,243
4.45%, 03/03/26	50	54,823
Series L, 3.95%, 04/21/25	10	10,621
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	54,126
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(d)	25	25,988
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,081
2.80%, 05/04/26 (Call 02/04/26)	10	10,306
3.00%, 10/30/28 (Call 07/30/28)	35	36,051
3.25%, 05/16/27 (Call 02/16/27)	55	58,024
Bank of Nova Scotia (The), 4.50%, 12/16/25	50	54,628
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	8	8,758
BB&T Corp., 3.88%, 03/19/29 (Call 02/19/29)	40	43,586
CIT Group Inc., 6.13%, 03/09/28	5	5,858
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	25,927
3.40%, 05/01/26	8	8,397
3.52%, 10/27/28 (Call 10/27/27)(d)	50	52,680
3.67%, 07/24/28 (Call 07/24/27)(d)	25	26,546

Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27)(d)	$25	$26,839
3.98%, 03/20/30 (Call 03/20/29)(d)	50	54,435
4.08%, 04/23/29 (Call 04/23/28)(d)	7	7,661
4.13%, 07/25/28	25	27,158
4.30%, 11/20/26	10	10,880
4.40%, 06/10/25	40	43,211
4.45%, 09/29/27	25	27,524
4.60%, 03/09/26	35	38,536
5.50%, 09/13/25	30	34,278
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	25	26,960
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,098
2.85%, 05/18/26(b)	33	33,823
3.90%, 03/16/28(b)	50	55,347
Deutsche Bank AG, 4.10%, 01/13/26	30	30,334
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	27,380
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	25	24,620
8.25%, 04/15/25 (Call 04/15/21)(b)	10	9,973
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	75	78,292
3.50%, 11/16/26 (Call 11/16/25)	8	8,349
3.69%, 06/05/28 (Call 06/05/27)(d)	35	37,049
3.75%, 02/25/26 (Call 11/25/25)	10	10,614
3.81%, 04/23/29 (Call 04/23/28)(d)	70	74,766
3.85%, 01/26/27 (Call 01/26/26)	40	42,585
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	35	38,451
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(d)	200	212,550
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	8	8,612
JPMorgan Chase & Co.
2.74%, 10/15/30 (Call 10/15/29)(d)	50	49,886
2.95%, 10/01/26 (Call 07/01/26)	15	15,490
3.13%, 01/23/25 (Call 10/23/24)	10	10,379
3.30%, 04/01/26 (Call 01/01/26)	30	31,531
3.51%, 01/23/29 (Call 01/23/28)(d)	25	26,501
3.78%, 02/01/28 (Call 02/01/27)(d)	65	69,879
3.90%, 07/15/25 (Call 04/15/25)	15	16,154
3.96%, 01/29/27 (Call 01/29/26)(d)	25	27,011
4.01%, 04/23/29 (Call 04/23/28)(d)	75	82,185
4.13%, 12/15/26	50	54,776
4.20%, 07/23/29 (Call 07/23/28)(d)	25	27,777
KeyCorp., 4.10%, 04/30/28	75	82,042
KfW
1.75%, 09/14/29	70	69,352
2.00%, 05/02/25	35	35,502
2.88%, 04/03/28	25	27,067
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	29,895
2.00%, 01/13/25	35	35,457
2.38%, 06/10/25	10	10,328
Series 37, 2.50%, 11/15/27	30	31,481
Macquarie Bank Ltd., 3.90%, 01/15/26(b)	8	8,494
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(b)(d)	10	11,081
5.03%, 01/15/30 (Call 01/15/29)(b)(d)	25	28,549
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	53,311
3.74%, 03/07/29	25	27,028

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$25	$26,623
3.96%, 03/02/28	15	16,396
4.05%, 09/11/28	25	27,636
Morgan Stanley
3.13%, 07/27/26	25	25,920
3.59%, 07/22/28 (Call 07/22/27)(d)	50	52,994
3.77%, 01/24/29 (Call 01/24/28)(d)	50	53,636
3.88%, 01/27/26	50	53,907
3.95%, 04/23/27	5	5,359
4.00%, 07/23/25	45	48,702
4.35%, 09/08/26	15	16,420
5.00%, 11/24/25	35	39,378
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	20	20,400
Northern Trust Corp., 3.95%, 10/30/25	50	54,471
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	5	5,237
3.45%, 04/23/29 (Call 01/23/29)	85	90,931
Royal Bank of Canada, 4.65%, 01/27/26	55	60,959
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	10,742
4.50%, 07/17/25 (Call 04/17/25)	45	48,386
State Street Corp.
2.65%, 05/19/26	48	48,984
3.03%, 11/01/34 (Call 11/01/29)(d)	50	50,346
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	90	94,367
3.54%, 01/17/28	25	26,536
3.78%, 03/09/26	25	26,685
SunTrust Bank/Atlanta GA, 4.05%, 11/03/25 (Call 09/03/25)	10	10,988
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	27,022
SVB Financial Group, 3.50%, 01/29/25	45	46,934
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	33,094
3.95%, 11/17/25 (Call 10/17/25)	25	27,483
Series V, 2.38%, 07/22/26 (Call 06/22/26)	40	40,333
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	31,664
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	26,619
Wells Fargo & Co.
3.00%, 02/19/25	35	35,968
3.00%, 04/22/26	45	46,269
3.00%, 10/23/26	35	35,945
3.20%, 06/17/27 (Call 06/17/26)(d)	10	10,316
3.55%, 09/29/25	45	47,486
3.58%, 05/22/28 (Call 05/22/27)(d)	45	47,719
4.10%, 06/03/26	10	10,789
4.15%, 01/24/29 (Call 10/24/28)	75	83,658
4.30%, 07/22/27	20	21,933
Westpac Banking Corp.
2.70%, 08/19/26	25	25,324
3.35%, 03/08/27	25	26,384
4.11%, 07/24/34 (Call 07/24/29)(d)	41	42,495

		4,323,995

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	26,776
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	10,696
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)	12	13,263

Security	Par (000)	Value

Beverages (continued)
4.15%, 01/23/25 (Call 12/23/24)	$55	$59,840
4.75%, 01/23/29 (Call 10/23/28)	35	40,667
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(e)	50	52,572
Coca-Cola Co. (The)
2.13%, 09/06/29	20	19,566
2.25%, 09/01/26	25	25,351
2.88%, 10/27/25	2	2,095
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	20,248
3.70%, 12/06/26 (Call 09/06/26)	25	26,764
4.40%, 11/15/25 (Call 09/15/25)	2	2,194
4.65%, 11/15/28 (Call 08/15/28)	25	28,287
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	2	2,121
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)	20	21,840
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	5,034
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	65	66,283
2.75%, 04/30/25 (Call 01/30/25)	35	36,444

		460,041

Biotechnology — 0.1%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)	2	2,106
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	2,154
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	20	21,723
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	10	10,364
3.50%, 02/01/25 (Call 11/01/24)	20	21,145
3.65%, 03/01/26 (Call 12/01/25)	30	32,224

		89,716

Building Materials — 0.1%
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(b)	5	5,089
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	20,277
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	25,234
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	26,119
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	10,830
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	25,833
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(b)	25	26,182

		139,564

Chemicals — 0.6%
CF Industries Inc., 4.50%, 12/01/26(b)	35	38,362
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)(c)	25	23,257
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(e)	200	224,836
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	57,139
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	25	27,506
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	35	37,149
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(b)	10	10,428
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29).	10	10,589
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	10,022
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	26,757
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	20,029
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,097
3.45%, 06/01/27 (Call 03/01/27)	60	63,217
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(c)	25	25,183

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	$6	$6,570

		591,141

Commercial Services — 0.4%
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)	5	2,848
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/20)(b)(c)	10	10,290
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	11,018
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	5,146
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	48,856
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(b)	5	5,241
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,742
Hertz Corp. (The), 6.00%, 01/15/28 (Call 01/15/23)(b)	25	24,854
IHS Markit Ltd.
4.75%, 02/15/25 (Call 11/15/24)(b)	30	32,750
4.75%, 08/01/28 (Call 05/01/28)	10	11,129
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	5	5,460
8.25%, 11/15/26 (Call 11/15/21)(b)	10	11,226
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	35	38,008
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(b)(c)	25	13,784
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	25,637
United Rentals North America Inc.
4.88%, 01/15/28 (Call 01/15/23)	25	26,078
5.50%, 05/15/27 (Call 05/15/22)	25	26,761
5.88%, 09/15/26 (Call 09/15/21)	10	10,718
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	10,773
4.13%, 03/15/29 (Call 12/15/28)	45	49,149
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,375

		390,843

Computers — 0.5%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	10	9,852
2.45%, 08/04/26 (Call 05/04/26)	55	55,910
2.75%, 01/13/25 (Call 11/13/24)	30	30,952
2.90%, 09/12/27 (Call 06/12/27)	40	41,746
3.20%, 05/13/25	25	26,377
3.20%, 05/11/27 (Call 02/11/27)	30	31,846
3.25%, 02/23/26 (Call 11/23/25)	25	26,556
3.35%, 02/09/27 (Call 11/09/26)	10	10,696
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	14,060
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(b)	60	68,579
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,320
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	40	44,365
International Business Machines Corp.
3.30%, 05/15/26	100	105,351
7.00%, 10/30/25	25	31,334
Seagate HDD Cayman, 4.75%, 01/01/25	13	13,736
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(b)	10	10,300
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	25,790

		553,770

Cosmetics & Personal Care — 0.0%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(c)	5	5,177

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 07/01/20)(b)	$5	$5,213
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,285
2.70%, 02/02/26	2	2,076
2.85%, 08/11/27	10	10,594

		33,345

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(b)	5	5,306
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(b)	5	5,116
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	10	10,551
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,699
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	25,246

		56,918

Diversified Financial Services — 0.9%
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	35	35,926
3.63%, 12/01/27 (Call 09/01/27)	25	25,861
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	8,428
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	10	10,596
9.75%, 07/15/27 (Call 07/15/22)(b)	5	5,263
Ally Financial Inc.
4.63%, 03/30/25	10	10,798
5.75%, 11/20/25 (Call 10/21/25)	25	27,634
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	8	8,350
3.63%, 12/05/24 (Call 11/04/24)	25	26,428
4.20%, 11/06/25 (Call 10/06/25)	25	27,491
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	21,406
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	8	8,207
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(b)	25	26,473
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	15	15,456
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	10	11,425
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	5	5,297
3.80%, 01/31/28 (Call 12/31/27)	50	53,261
4.20%, 10/29/25 (Call 09/29/25)	10	10,714
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	26,248
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	10	10,430
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	10	8,847
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	26,382
4.10%, 02/09/27 (Call 11/09/26)	25	26,868
4.50%, 01/30/26 (Call 11/30/25)	10	10,923
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	26,014
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	30	32,349
Jefferies Group LLC, 6.45%, 06/08/27	10	11,687
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	8	8,278
Legg Mason Inc., 4.75%, 03/15/26	15	16,451

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	$25	$26,373
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	4	4,203
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	5,349
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(b)	10	11,084
Navient Corp., 6.75%, 06/25/25(c)	10	10,903
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(b)	10	9,772
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	31	34,550
ORIX Corp., 3.70%, 07/18/27	25	26,577
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,397
5.75%, 05/01/25 (Call 05/01/20)(b)	25	25,955
Springleaf Finance Corp., 6.88%, 03/15/25	25	28,571
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	25,765
5.15%, 03/19/29 (Call 12/19/28)	35	39,514
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	26,223
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	55	58,320

		887,047

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(e)	200	209,242
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	10	10,380
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	10,764
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	10	10,504
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	25,898
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	25,809
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(b)	5	5,217
5.75%, 01/15/25 (Call 12/30/19)	10	10,253
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	5,168
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	8	8,429
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,416
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	15	16,650
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	75	75,607
Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	12,418
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	35	35,307
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	26,379
3.70%, 09/01/28 (Call 06/01/28)	30	32,988
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	10,134
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	55	58,378
Enel Chile SA, 4.88%, 06/12/28	50	54,884
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	33	34,982
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,573
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	25	26,868
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	35	37,505
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	15	16,175
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	9	9,484
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	25	25,943
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,442
Lamar Funding Ltd., 3.96%, 05/07/25(e)	200	188,846

Security	Par (000)	Value

Electric (continued)
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	$6	$6,599
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	35	35,926
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	49,800
3.55%, 05/01/27 (Call 02/01/27)	10	10,669
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	25,577
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)	10	10,826
7.25%, 05/15/26 (Call 05/15/21)	25	27,401
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	15,795
3.25%, 05/15/29 (Call 02/15/29)	10	10,638
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	26,218
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	10,204
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	27,539
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	32,870
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	10	10,353
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	35	35,016
Southern California Edison Co.
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,019
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	10,549
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	10,361
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	20	21,608
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,045
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	5	3,781
10.50%, 01/15/26 (Call 01/15/22)(b)	10	8,472
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	70	72,652
Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	27,253
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,393
5.50%, 09/01/26 (Call 09/01/21)(b)	5	5,291
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,508

		1,551,006

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(b)	25	26,677
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,050

		36,727

Electronics — 0.1%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	6	6,168
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	10,254
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	25,503
2.70%, 08/15/29 (Call 05/15/29)	10	10,274
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	5	5,188
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	6	6,193
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	27,195
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	10	10,856

		101,631

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy – Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(b)	$10	$10,379

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	26,819
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	10	9,759
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	10	10,057
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	5	5,236
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)(c)	10	9,793

		61,664

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	25	22,525
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,656
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	10	10,549
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(b)	10	10,317
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(b)	25	26,029
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	10	10,836
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	25	26,506

		117,418

Environmental Control — 0.1%
Covanta Holding Corp., 6.00%, 01/01/27 (Call 01/01/22)	5	5,263
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	26,549
3.95%, 05/15/28 (Call 02/15/28)	20	22,108
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	4	4,273
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	15	15,659
3.15%, 11/15/27 (Call 08/15/27)	40	41,982
3.20%, 06/15/26 (Call 04/15/26)	10	10,518

		126,352

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25 (Call 12/30/19)	10	10,279
6.63%, 06/15/24 (Call 12/30/19)	25	26,217
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,547
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	25	24,521
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	2	2,117
4.15%, 03/15/28 (Call 12/15/27)	25	27,084
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	25	27,549
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	26,990
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(b)	25	25,993
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(b)	10	11,137
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	52,330
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	35	34,889
4.88%, 02/15/25 (Call 02/15/20)(b)	30	30,850
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	10,700
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	25	26,487

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	$12	$12,587
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	22,340
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	10	10,384
5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,408
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,735
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,769
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(b)	25	24,281
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	27,711
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	10	10,495
3.30%, 07/15/26 (Call 04/15/26)	10	10,526
3.55%, 03/15/25 (Call 01/15/25)	15	16,022
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15	15,993
4.00%, 03/01/26 (Call 01/01/26)	25	27,081
4.35%, 03/01/29 (Call 12/01/28)	35	39,662

		602,684

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	26,292

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,903
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	26,573

		37,476

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	26,772
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	25,723
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,358
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	10,834
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	10	10,506
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	20	20,274
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	26,191

		130,658

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,408

Health Care – Products — 0.3%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	35	38,396
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(b)	25	27,939
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	25	26,772
3.73%, 12/15/24 (Call 09/15/24)	2	2,118
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	2	2,153
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	11,257
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	25,714
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	25	25,821
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,279
Medtronic Inc., 3.50%, 03/15/25	44	47,100
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	2	2,114
3.50%, 03/15/26 (Call 12/15/25)	30	31,945
3.65%, 03/07/28 (Call 12/07/27)	12	12,921

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	$35	$35,988
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	45	47,271

		342,788

Health Care – Services — 0.7%
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	10	9,977
2.88%, 09/15/29 (Call 06/15/29)	10	9,984
3.65%, 12/01/27 (Call 09/01/27)	25	26,518
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(b)	25	25,854
Centene Corp.
4.25%, 12/15/27 (Call 12/15/22)(b)	20	20,548
4.63%, 12/15/29 (Call 12/15/24)(b)	20	20,923
4.75%, 01/15/25 (Call 01/15/20)	25	25,973
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,054
5.50%, 04/01/26 (Call 04/01/21)(b)	25	26,610
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(b)	25	25,772
DaVita Inc., 5.13%, 07/15/24 (Call 12/16/19)	25	25,670
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	50	52,816
5.25%, 06/15/26 (Call 12/15/25)	40	44,670
5.38%, 02/01/25	50	55,301
5.63%, 09/01/28 (Call 03/01/28)	25	28,370
5.88%, 02/01/29 (Call 08/01/28)	5	5,721
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	8	8,610
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	30	31,451
3.60%, 09/01/27 (Call 06/01/27)	12	12,712
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,219
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	27,636
Tenet Healthcare Corp.
4.88%, 01/01/26 (Call 03/01/22)(b)	25	25,973
5.13%, 05/01/25 (Call 05/01/20)	25	25,743
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,905
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,723
UnitedHealth Group Inc.
2.95%, 10/15/27	20	20,844
3.10%, 03/15/26	8	8,381
3.75%, 07/15/25	30	32,371
3.88%, 12/15/28	25	27,652
WellCare Health Plans Inc., 5.25%, 04/01/25 (Call 04/01/20)	10	10,475
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	10	9,518

		692,974

Holding Companies – Diversified — 0.3%
Apollo Investment Corp., 5.25%, 03/03/25	10	10,314
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	10	10,356
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(e)	200	220,036
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	26,463

		267,169

Home Builders — 0.1%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/20)	10	10,396

Security	Par (000)	Value

Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(b)	$5	$5,233
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	5	5,706
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	27,407
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	27,766
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 04/01/20)(b)	5	5,173
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(b)	25	26,743
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,181
4.88%, 03/15/27 (Call 12/15/26)	5	5,415

		119,020

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	10,275

Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	15,591
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	22,076

		37,667

Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	30	30,957

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	8,962
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(b)	5	5,284
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	10	10,688
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	40	42,938
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	26,775
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	27,321
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	10	9,993
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	25,784
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	53,975
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	26,597
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	30	31,610
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	24,795
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	26,056
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	27,070
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	27,578
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,130
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	30	32,356
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	28,144
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	31,653
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	8,594
Manulife Financial Corp., 4.15%, 03/04/26	25	27,734
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	25,822
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	20	21,435
4.38%, 03/15/29 (Call 12/15/28)	56	63,420
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,268
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)	30	32,306
New York Life Global Funding, 3.00%, 01/10/28(b)	25	26,041
Principal Life Global Funding II, 3.00%, 04/18/26(b)	15	15,494

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The), 2.45%, 01/15/27	$25	$25,167
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	27,571
4.50%, 09/15/47 (Call 09/15/27)(d)	25	26,029
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	25	26,292
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	10	10,644
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	10,484
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(b)	5	5,052
Voya Financial Inc., 3.65%, 06/15/26	15	15,835
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	9,912

		855,809

Internet — 0.3%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	30	29,953
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	45	47,819
5.20%, 12/03/25 (Call 09/03/25)	20	23,366
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	25	26,643
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	10	10,507
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	4,611
Match Group Inc., 5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,279
Netflix Inc.
4.38%, 11/15/26(c)	25	25,314
5.88%, 02/15/25	5	5,476
5.88%, 11/15/28	25	27,398
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(b)	10	10,123
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	25	20,946
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(b)	20	20,279
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	25	26,561
5.25%, 04/01/25 (Call 01/01/25)	5	5,498
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	25,787

		315,560

Iron & Steel — 0.1%
AK Steel Corp., 7.00%, 03/15/27 (Call 03/15/22)	5	4,313
ArcelorMittal SA, 6.13%, 06/01/25	25	28,343
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	5	5,011
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	7	7,017
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	25,983
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	25	23,456
Vale Overseas Ltd., 6.25%, 08/10/26	30	34,760

		128,883

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	10	10,099
6.38%, 04/01/26 (Call 04/01/21)	25	26,746
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)	25	26,342
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	25,880
Marriott International Inc./MD, Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,484
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	5	5,251
5.50%, 04/15/27 (Call 01/15/27)	25	27,527
Wyndham Destinations Inc., 5.75%, 04/01/27 (Call 01/01/27)	25	27,036

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	$25	$26,752

		182,117

Machinery — 0.1%
Caterpillar Financial Services Corp., 3.25%, 12/01/24	30	31,763
John Deere Capital Corp., 3.45%, 03/13/25	30	31,972
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	5	5,252
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	29	31,869
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	9,500
Wabtec Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	27,769
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	10,371

		148,496

Manufacturing — 0.2%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	25	25,973
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	20	20,790
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	5,038
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	5,152
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	35	37,365
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(b)	10	10,157
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	25	26,120
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	31,376

		161,971

Media — 1.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	25,077
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	30	29,974
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,793
5.13%, 05/01/27 (Call 05/01/22)(b)	50	53,012
5.50%, 05/01/26 (Call 05/01/21)(b)	25	26,399
5.75%, 02/15/26 (Call 02/15/21)(b)	25	26,504
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	25	26,509
4.91%, 07/23/25 (Call 04/23/25)	38	41,675
5.05%, 03/30/29 (Call 12/30/28)	20	22,528
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,001
3.15%, 03/01/26 (Call 12/01/25)	25	26,257
3.30%, 02/01/27 (Call 11/01/26)	25	26,488
3.95%, 10/15/25 (Call 08/15/25)	6	6,544
4.15%, 10/15/28 (Call 07/15/28)	50	56,319
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(b)	25	26,312
3.85%, 02/01/25 (Call 11/01/24)(b)	25	26,455
CSC Holdings LLC, 5.25%, 06/01/24	50	53,766
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	40	40,717
6.63%, 08/15/27 (Call 08/15/22)(b)	10	9,740
Discovery Communications LLC
3.95%, 06/15/25 (Call 05/15/25)	5	5,312
4.90%, 03/11/26 (Call 12/11/25)	30	33,535
DISH DBS Corp.
5.88%, 11/15/24	25	24,976
7.75%, 07/01/26(c)	10	10,369
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	35	39,737

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	$5	$5,236
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	26,525
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,091
8.38%, 05/01/27 (Call 05/01/22)	15	16,323
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	25,749
Nexstar Broadcasting Inc., 5.63%, 07/15/27 (Call 07/15/22)(b) .	10	10,532
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,331
5.38%, 07/15/26 (Call 07/15/21)(b)	25	26,427
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)(b)	20	20,074
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	6	6,215
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	25	24,714
2.95%, 06/15/27	10	10,564
3.15%, 09/17/25	10	10,614
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(b)	25	24,088
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,529
Walt Disney Co. (The), 3.70%, 10/15/25 (Call 07/15/25)	20	21,581

		960,592

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	15	15,816

Mining — 0.3%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(e)	200	208,818
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	26,263
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	36,236
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(b)	25	26,256
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5	5,367
7.13%, 07/15/28	14	18,910

		321,850

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	15,774

Oil & Gas — 2.0%
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)	25	16,180
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	6	6,072
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(b)	5	3,850
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	25,891
3.12%, 05/04/26 (Call 02/04/26)	10	10,412
3.41%, 02/11/26 (Call 12/11/25)	20	21,116
4.23%, 11/06/28 (Call 08/06/28)	35	39,410
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	15,772
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/21)	25	23,303
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	37,109
Chesapeake Energy Corp., 7.50%, 10/01/26 (Call 10/01/21)	25	11,777
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	25	26,303
3.33%, 11/17/25 (Call 08/17/25)	2	2,135
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	6	6,114
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	222,214
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	5	4,124
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	6	6,215

Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 08/15/28 (Call 05/15/28)	$40	$42,984
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	30	34,601
ConocoPhillips Holding Co., 6.95%, 04/15/29	4	5,416
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	25	25,922
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(b)	5	3,898
Ecopetrol SA
4.13%, 01/16/25	100	104,468
5.38%, 06/26/26 (Call 03/26/26)	100	110,653
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	5	5,122
5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,230
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	2	2,083
4.15%, 01/15/26 (Call 10/15/25)	10	11,011
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	25	21,781
Equinor ASA, 3.63%, 09/10/28 (Call 06/10/28)	50	55,114
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(b)	10	4,676
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	20	20,104
2.71%, 03/06/25 (Call 12/06/24)	25	25,792
3.04%, 03/01/26 (Call 12/01/25)	25	26,339
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	16,416
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	10	10,517
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/20)(b)	25	21,685
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,782
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	10	9,093
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(b)	10	3,036
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	26,884
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,341
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	25	16,700
10.50%, 05/15/27 (Call 05/15/22)(b)	5	3,692
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	10	7,800
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	6	6,440
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(b)	5	3,142
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,989
3.40%, 04/15/26 (Call 01/15/26)	25	25,456
3.50%, 06/15/25 (Call 03/15/25)	2	2,059
3.50%, 08/15/29 (Call 05/15/29)	25	25,224
5.55%, 03/15/26 (Call 12/15/25)	10	11,355
Parkland Fuel Corp., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,675
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	5	5,076
5.38%, 01/15/25 (Call 01/15/20)(b)	25	25,543
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	26,463
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	4,727
Petrobras Global Finance BV
6.00%, 01/27/28	100	111,811
8.75%, 05/23/26	50	63,611
Petroleos Mexicanos, 6.50%, 03/13/27	200	209,312
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	5	4,374
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(c)	25	20,380

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(b)	$10	$9,783
Shell International Finance BV
2.50%, 09/12/26	18	18,196
3.25%, 05/11/25	35	36,890
3.88%, 11/13/28 (Call 08/13/28)	20	22,230
SM Energy Co.
6.63%, 01/15/27 (Call 01/15/22)	5	4,550
6.75%, 09/15/26 (Call 09/15/21)(c)	10	9,113
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	21,829
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)(c)	5	4,915
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	10	10,552
Total Capital SA, 3.88%, 10/11/28	4	4,460
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(b)	5	4,498
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	25,485
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	11,332
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	31,084
4.00%, 04/01/29 (Call 01/01/29)	20	21,491
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,202
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)	25	14,409
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	30	31,066
4.50%, 03/04/29 (Call 12/04/28)(b)	20	21,883
WPX Energy Inc.
5.25%, 10/15/27 (Call 10/15/22)	5	5,009
5.75%, 06/01/26 (Call 06/01/21)	5	5,098
YPF SA, 8.50%, 07/28/25(e)	25	20,673

		2,024,522

Oil & Gas Services — 0.1%
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(b)	5	2,012
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)	5	4,930
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	30	31,656
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(b)	5	2,205
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	10,560
4.00%, 12/21/25 (Call 09/21/25)(b)(c)	2	2,139
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)(b)	5	5,111

		58,613

Packaging & Containers — 0.3%
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	5	5,467
5.25%, 07/01/25	30	33,600
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	30	30,463
4.88%, 07/15/26 (Call 07/15/22)(b)	20	20,950
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	10,382
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	9,562
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	25	26,015
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)(c)	30	32,001
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,315
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(b)(c)	10	9,464
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	10	8,417

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	$10	$10,287
4.90%, 03/15/29 (Call 12/15/28)	50	57,118

		264,041

Pharmaceuticals — 1.3%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	15	15,424
3.60%, 05/14/25 (Call 02/14/25)	25	26,209
4.25%, 11/14/28 (Call 08/14/28)	85	93,541
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	30	31,441
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,480
AstraZeneca PLC, 3.38%, 11/16/25	10	10,591
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	25	28,327
9.25%, 04/01/26 (Call 04/01/22)(b)	10	11,441
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(b)	25	26,127
6.13%, 04/15/25 (Call 04/15/20)(b)	25	25,995
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,959
7.25%, 05/30/29 (Call 05/30/24)(b)	10	11,223
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (Call 04/15/26)(b)	55	57,945
3.88%, 08/15/25 (Call 05/15/25)(b)	25	27,046
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	50	52,798
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(b)	30	30,893
3.40%, 03/01/27 (Call 12/01/26)(b)	5	5,186
4.13%, 11/15/25 (Call 09/15/25)	25	26,985
4.38%, 10/15/28 (Call 07/15/28)	35	38,746
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	2	2,025
3.25%, 08/15/29 (Call 05/15/29)	25	25,432
3.88%, 07/20/25 (Call 04/20/25)	10	10,658
4.10%, 03/25/25 (Call 01/25/25)	55	59,059
4.30%, 03/25/28 (Call 12/25/27)	105	114,525
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	2	2,068
3.38%, 03/15/29 (Call 12/15/28)	50	53,905
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	20	20,624
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	2	2,145
3.88%, 05/15/28	40	44,385
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	25,482
2.63%, 01/15/25 (Call 11/15/24)	10	10,284
2.95%, 03/03/27 (Call 12/03/26)	5	5,262
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, 04/15/25 (Call 04/15/20)(b)	5	1,492
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	21,216
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2	2,186
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	30	30,926
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	34,306
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	40	41,558
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	2	2,101
3.10%, 05/17/27 (Call 02/17/27)	25	26,490
NVA Holdings Inc., 6.88%, 04/01/26 (Call 12/13/19)(b)	5	5,430
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	20	18,950
Pfizer Inc. 2.75%, 06/03/26	30	31,037

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 12/15/26	$35	$36,978
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	30	31,049
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	25	20,380
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	25,665
3.90%, 08/20/28 (Call 05/20/28)	14	15,295
4.50%, 11/13/25 (Call 08/13/25)	2	2,212

		1,264,482

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(b)	10	7,890
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	20	21,321
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	26,927
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	23,100
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	38,444
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(b)	15	15,053
5.25%, 10/01/25 (Call 10/01/20)	10	10,317
5.63%, 10/01/26 (Call 10/01/21)	25	26,282
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	5	5,021
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	22	21,469
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	20	21,834
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	25	25,979
4.95%, 06/15/28 (Call 03/15/28)	35	37,712
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5	4,419
4.85%, 07/15/26 (Call 04/15/26)	10	8,824
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	8	8,479
4.15%, 10/16/28 (Call 07/16/28)	50	54,840
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/21)	25	21,826
6.50%, 10/01/25 (Call 10/01/20)	5	4,505
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	35	37,914
MPLX LP
4.25%, 12/01/27 (Call 09/01/27)(b)	15	15,731
4.80%, 02/15/29 (Call 11/15/28)	4	4,333
4.88%, 12/01/24 (Call 09/01/24)	15	16,227
4.88%, 06/01/25 (Call 03/01/25)	25	27,073
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	5	4,319
7.50%, 04/15/26 (Call 04/15/22)(b)	5	4,493
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	26,502
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	35	37,934
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	15	15,935
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	20	21,058
5.00%, 03/15/27 (Call 09/15/26)	15	16,432
5.63%, 03/01/25 (Call 12/01/24)	25	27,926
5.88%, 06/30/26 (Call 12/31/25)	20	22,891
SemGroup Corp., 7.25%, 03/15/26 (Call 12/06/19)	5	5,493
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	6	6,204

Security	Par (000)	Value

Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)	$10	$7,576
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	28,334
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,245
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25 (Call 02/01/20)	5	5,137
5.38%, 02/01/27 (Call 02/01/22)	5	5,092
6.50%, 07/15/27 (Call 07/15/22)(b)	25	26,706
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	25	27,542
4.88%, 01/15/26 (Call 10/15/25)	10	11,181
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	25	26,400
7.85%, 02/01/26 (Call 11/01/25)	10	12,674
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	24,158
Williams Companies Inc. (The), 4.00%, 09/15/25 (Call 06/15/25)	10	10,543

		869,295

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	25	26,887

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	22,265
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(b)(c)	5	5,208
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	25	26,222

		53,695

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	10	10,500
3.80%, 04/15/26 (Call 02/15/26)	30	32,019
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	40	41,556
4.00%, 06/01/25 (Call 03/01/25)	25	26,732
4.40%, 02/15/26 (Call 11/15/25)	15	16,408
AvalonBay Communities Inc., 2.95%, 05/11/26 (Call 02/11/26)	10	10,335
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	25	28,368
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	30	31,972
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	10	10,479
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	5	5,380
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	45	47,989
4.45%, 02/15/26 (Call 11/15/25)	16	17,510
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	10,416
3.70%, 08/15/27 (Call 05/15/27)	30	31,627
4.75%, 10/01/25 (Call 07/01/25)	25	27,789
EPR Properties 3.75%, 08/15/29 (Call 05/15/29)	50	50,837

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 12/15/26 (Call 09/15/26)	$5	$5,429
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	26,517
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	10	10,527
3.50%, 03/01/28 (Call 12/01/27)	75	80,157
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(b)	5	5,063
5.25%, 05/01/25 (Call 05/01/20)(b)	25	25,898
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	26,142
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	7,928
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	30	32,986
5.30%, 01/15/29 (Call 10/15/28)	10	11,067
5.38%, 04/15/26 (Call 01/15/26)	30	33,121
Healthpeak Properties Inc., 4.00%, 06/01/25 (Call 03/01/25)	30	32,323
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	26,576
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	10,998
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(b)	25	25,812
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	25,939
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	15	15,525
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(b)	25	25,395
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	27,323
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	10,975
4.00%, 11/15/25 (Call 08/15/25)	2	2,161
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	10	10,491
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	26,308
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	10,595
5.25%, 01/15/26 (Call 10/15/25)	25	27,695
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	5	5,416
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	20,976
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,279
3.88%, 04/15/25 (Call 02/15/25)	10	10,773
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	5,277
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(b)	5	5,164
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	25,370
Service Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	30	30,681
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	9,831
3.30%, 01/15/26 (Call 10/15/25)	25	26,345
3.38%, 12/01/27 (Call 09/01/27)	8	8,525
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	25	26,050
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	26,114
4.40%, 01/15/29 (Call 10/15/28)	31	34,219
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	10,538
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	51,681

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	$25	$26,913

		1,277,020

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,072
5.00%, 10/15/25 (Call 10/15/20)(b)	25	25,968
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	20,628
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	26,784
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(b)	10	9,789
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	5	5,303
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	20,997
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	37,408
Golden Nugget Inc., 6.75%, 10/15/24 (Call 12/30/19)(b)	25	25,839
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	10	9,998
2.80%, 09/14/27 (Call 06/14/27)	25	26,055
3.35%, 09/15/25 (Call 06/15/25)	40	42,642
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	10,434
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	26,495
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	26,305
L Brands Inc., 6.69%, 01/15/27	5	4,986
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	8	8,300
3.38%, 09/15/25 (Call 06/15/25)	25	26,336
3.65%, 04/05/29 (Call 01/05/29)	50	53,572
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	15	15,856
3.70%, 01/30/26 (Call 10/30/25)	30	32,278
3.80%, 04/01/28 (Call 01/01/28)	15	16,432
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,945
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	4	4,477
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)	5	5,263
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(b)	21	20,610
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	25,955
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	25	26,178
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	6	6,436
3.80%, 08/15/25 (Call 06/15/25)	30	32,289
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 12/30/19)	25	25,711
Target Corp., 2.50%, 04/15/26	10	10,259
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	10	10,162
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	25	25,733
3.70%, 06/26/28 (Call 03/26/28)	50	55,300

		767,795

Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	5,469
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	10	10,734
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	6	6,539
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	15	15,008
3.50%, 01/15/28 (Call 10/15/27)	15	14,849

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.88%, 01/15/27 (Call 10/15/26)	$50	$51,038
Broadcom Inc.
4.25%, 04/15/26 (Call 02/15/26)(b)	35	36,651
4.75%, 04/15/29 (Call 01/15/29)(b)	10	10,687
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	5	5,160
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	30	30,750
3.70%, 07/29/25 (Call 04/29/25)	30	32,441
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	38,561
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	39,284
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(b)	25	28,066
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	12	12,706
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	9,853
2.90%, 11/03/27 (Call 08/03/27)	5	5,247

		353,043

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	35	36,574

Software — 0.6%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	5,263
3.40%, 06/15/27 (Call 03/15/27)	10	10,441
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	5	5,255
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	20,895
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	6	6,259
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	5	5,099
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,465
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	25	25,907
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(b)	5	5,456
10.25%, 02/15/27 (Call 02/15/22)(b)	10	11,152
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	12	12,375
3.75%, 05/21/29 (Call 02/21/29)	25	27,170
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	50	52,536
3.85%, 06/01/25 (Call 03/01/25)	10	10,676
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	40	40,746
2.70%, 02/12/25 (Call 11/12/24)	10	10,330
3.13%, 11/03/25 (Call 08/03/25)	55	58,244
3.30%, 02/06/27 (Call 11/06/26)	10	10,758
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(b)	20	20,053
4.75%, 08/01/26 (Call 08/01/21)(b)	5	5,249
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	25	26,613
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,329
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	55	56,209
3.25%, 11/15/27 (Call 08/15/27)	25	26,567
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 12/30/19)(b)(c)	25	24,078
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	21,937
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	21,407

Security	Par (000)	Value

Software (continued)
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	$30	$31,493

		567,962

Telecommunications — 1.3%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(b)	200	202,754
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	35	36,566
3.60%, 07/15/25 (Call 04/15/25)	25	26,352
3.80%, 02/15/27 (Call 11/15/26)	10	10,659
3.95%, 01/15/25 (Call 10/15/24)	10	10,694
4.10%, 02/15/28 (Call 11/15/27)	60	64,955
4.13%, 02/17/26 (Call 11/17/25)	40	43,239
4.35%, 03/01/29 (Call 12/01/28)	20	22,067
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(e) .	200	209,704
CenturyLink Inc., Series G, 6.88%, 01/15/28	10	10,829
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	30	30,794
3.50%, 06/15/25	25	26,903
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,486
8.25%, 03/01/27 (Call 03/01/22)(b)	5	5,030
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(b)	25	24,149
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	25	25,610
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(b)	20	20,651
8.50%, 04/01/26 (Call 04/01/21)(b)	25	24,776
11.00%, 09/15/25 (Call 06/15/25)	25	11,550
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	27,154
Intelsat Jackson Holdings SA, 9.75%, 07/15/25 (Call 07/15/21)(b)	25	21,145
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	10	10,685
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 09/15/22)(b)	25	25,455
Sprint Capital Corp., 6.88%, 11/15/28	25	26,647
Sprint Corp.
7.13%, 06/15/24	25	26,951
7.63%, 02/15/25 (Call 11/15/24)	10	10,947
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(b)	5	5,169
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	15	15,151
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	25	26,250
5.38%, 04/15/27 (Call 04/15/22)	5	5,356
6.50%, 01/15/26 (Call 01/15/21)	25	26,804
Verizon Communications Inc.
2.63%, 08/15/26	10	10,180
4.13%, 03/16/27	75	83,345
4.33%, 09/21/28	24	27,213
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(b)	25	25,436
Vodafone Group PLC
4.38%, 05/30/28	50	55,502
7.00%, 04/04/79 (Call 01/04/29)(d)	25	28,920
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	20,034

		1,296,112

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	2	1,979
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)(c)	25	26,193

		28,172

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.65%, 09/01/25 (Call 06/01/25)	$30	$32,418
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	15	15,411
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	65,462
FedEx Corp.
3.20%, 02/01/25	25	25,984
3.40%, 02/15/28 (Call 11/15/27)(c)	16	16,443
Norfolk Southern Corp.
3.65%, 08/01/25 (Call 06/01/25)	15	16,046
3.80%, 08/01/28 (Call 05/01/28)	15	16,542
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	25	25,688
3.25%, 01/15/25 (Call 10/15/24)	10	10,452
3.95%, 09/10/28 (Call 06/10/28)	20	22,147

		246,593

Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(b)	25	26,909
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	25,379
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(b)	25	25,545

		77,833

Total Corporate Bonds & Notes — 25.5% (Cost: $24,931,266)		25,801,573

Foreign Government Obligations(f)

Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 04/22/26	150	65,265

Brazil — 0.3%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)(c)	200	213,308
10.13%, 05/15/27	25	35,558

		248,866

Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	25	27,345
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,100
Province of Ontario Canada, 2.50%, 04/27/26	55	56,738
Province of Quebec Canada
2.50%, 04/20/26	10	10,323
2.75%, 04/12/27	50	52,576

		152,082

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(e)	100	108,482

Ecuador — 0.2%
Ecuador Government International Bond, 9.65%, 12/13/26(e)	200	165,718

El Salvador — 0.0%
El Salvador Government International Bond, 5.88%, 01/30/25(e)	25	25,704

Indonesia — 0.2%
Indonesia Government International Bond, 3.85%, 07/18/27(e)	200	212,050

Security	Par (000)	Value

Lebanon — 0.0%
Lebanon Government International Bond
6.25%, 06/12/25(e)	$50	$22,783
6.60%, 11/27/26(e)	25	11,329

		34,112

Mexico — 0.3%
Mexico Government International Bond, 3.60%, 01/30/25	250	261,617

Panama — 0.0%
Panama Government International Bond, 8.88%, 09/30/27	25	35,725

Peru — 0.1%
Peruvian Government International Bond, 7.35%, 07/21/25	100	126,389

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	208,144

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	26,580

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(e)	200	229,324

Russia — 0.2%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(e)	200	217,220

Saudi Arabia — 0.4%
KSA Sukuk Ltd., 2.97%, 10/29/29(b)	200	199,888
Saudi Government International Bond, 4.00%, 04/17/25(e)	200	214,886

		414,774

South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 01/17/24	100	104,051

South Korea — 0.2%
Korea International Bond, 2.50%, 06/19/29	200	203,882

Sri Lanka — 0.2%
Sri Lanka Government International Bond, 6.13%, 06/03/25(e)	200	190,454

Supranational — 0.5%
Asian Development Bank
1.75%, 09/19/29	20	19,802
2.00%, 01/22/25	25	25,341
2.00%, 04/24/26	10	10,122
2.50%, 11/02/27	35	36,717
2.63%, 01/12/27(c)	30	31,633
2.75%, 01/19/28(c)	20	21,410
European Investment Bank
0.00%, 11/06/26(g)	30	26,187
1.88%, 02/10/25	5	5,043
2.13%, 04/13/26	25	25,528
Inter-American Development Bank
2.13%, 01/15/25	65	66,281
2.38%, 07/07/27	30	31,166
3.13%, 09/18/28	50	55,193
International Bank for Reconstruction & Development
1.75%, 10/23/29	50	49,523
2.13%, 03/03/25	25	25,503
2.50%, 07/29/25	50	52,084

		481,533

Turkey — 0.2%
Turkey Government International Bond, 4.25%, 04/14/26	200	183,870

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 09/01/25(e)	$150	$158,565

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	27,325

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(e)(h)	15	1,647
8.25%, 10/13/24(e)(h)	25	2,797
9.25%, 05/07/28(e)(h)	40	4,584

		9,028

Total Foreign Government Obligations — 3.9% (Cost: $3,922,028)		3,890,760

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	21	21,109
2.50%, 10/01/49	28	27,549
3.00%, 12/01/34	205	210,254
3.00%, 07/01/46	22	22,591
3.00%, 08/01/46	175	179,194
3.00%, 09/01/46	88	90,154
3.00%, 10/01/46	44	45,279
3.00%, 12/01/46	118	121,482
3.00%, 01/01/47	89	91,224
3.00%, 02/01/47	270	276,705
3.00%, 06/01/47	142	145,253
3.00%, 08/01/47	32	32,246
3.00%, 09/01/47	69	71,114
3.00%, 10/01/47	52	53,705
3.00%, 05/01/49	108	109,782
3.00%, 06/01/49	29	29,343
3.00%, 12/01/49	361	366,366
3.50%, 06/01/34	45	46,646
3.50%, 07/01/34	51	52,906
3.50%, 10/01/42	107	112,217
3.50%, 10/01/44	69	71,732
3.50%, 03/01/46	229	240,953
3.50%, 12/01/46	45	46,607
3.50%, 01/01/47	47	49,425
3.50%, 04/01/47	168	174,500
3.50%, 07/01/47	143	148,249
3.50%, 08/01/47	19	19,962
3.50%, 09/01/47	214	223,527
3.50%, 12/01/47	21	21,476
3.50%, 02/01/48	250	259,617
3.50%, 03/01/48	113	116,594
3.50%, 05/01/48	85	87,243
3.50%, 06/01/48	108	111,095
3.50%, 04/01/49	188	196,758
3.50%, 05/01/49	25	25,683
3.50%, 06/01/49	262	274,564
3.50%, 07/01/49	593	610,641
3.50%, 11/01/49	793	814,396
4.00%, 09/01/45	43	44,960
4.00%, 02/01/46	298	314,735
4.00%, 10/01/46	21	22,118
4.00%, 10/01/47	11	11,522

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/48	$116	$121,698
4.00%, 02/01/48	40	42,345
4.00%, 06/01/48	63	67,707
4.00%, 12/01/48	170	177,326
4.00%, 01/01/49	25	26,193
4.00%, 03/01/49	84	87,108
4.00%, 06/01/49	114	118,018
4.50%, 10/01/48	70	75,361
4.50%, 11/01/48	236	249,525
4.50%, 01/01/49	76	80,664
5.00%, 12/01/41	517	571,973
Federal National Mortgage Association
2.50%, 12/01/34(i)	75	75,661
2.50%, 04/01/47	73	72,844
2.50%, 12/01/49(i)	260	257,380
3.00%, 01/01/31	72	73,940
3.00%, 02/01/31	20	20,644
3.00%, 02/01/32	21	21,166
3.00%, 06/01/32	19	19,742
3.00%, 11/01/32	20	20,446
3.00%, 12/01/32	20	20,411
3.00%, 01/01/33	21	21,200
3.00%, 02/01/33	19	20,107
3.00%, 09/01/34	196	201,795
3.00%, 12/01/34(i)	141	144,310
3.00%, 11/01/42	12	12,736
3.00%, 09/01/43	15	15,110
3.00%, 01/01/44	21	22,073
3.00%, 10/01/44	256	263,970
3.00%, 03/01/45	131	134,868
3.00%, 05/01/45	61	62,746
3.00%, 08/01/46	64	65,354
3.00%, 11/01/46	165	168,561
3.00%, 12/01/46	107	109,462
3.00%, 01/01/47	152	156,468
3.00%, 02/01/47	582	595,474
3.00%, 03/01/47	318	325,036
3.00%, 07/01/47	154	157,930
3.00%, 08/01/47	22	22,323
3.00%, 09/01/49	247	253,171
3.00%, 11/01/49	795	806,357
3.00%, 12/01/49(i)	3,006	3,048,389
3.50%, 03/01/33	21	21,982
3.50%, 04/01/33	39	40,779
3.50%, 05/01/33	21	22,456
3.50%, 08/01/34	48	50,088
3.50%, 12/01/34(i)	243	251,790
3.50%, 02/01/45	26	27,644
3.50%, 01/01/46	34	36,281
3.50%, 03/01/46	139	146,085
3.50%, 07/01/46	17	18,037
3.50%, 08/01/46	818	852,375
3.50%, 10/01/46	213	221,791
3.50%, 12/01/46	139	146,205
3.50%, 01/01/47	97	101,454
3.50%, 02/01/47	78	80,423
3.50%, 05/01/47	38	40,320
3.50%, 08/01/47	49	50,631
3.50%, 11/01/47	22	23,455
3.50%, 01/01/48	299	310,235

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/48	$462	$480,513
3.50%, 03/01/48	23	23,988
3.50%, 04/01/48	43	45,248
3.50%, 05/01/48	24	25,868
3.50%, 06/01/48	172	177,258
3.50%, 11/01/48	51	52,655
3.50%, 12/01/48	110	112,740
3.50%, 04/01/49	26	27,012
3.50%, 06/01/49	29	30,015
3.50%, 08/01/49	757	777,604
3.50%, 11/01/49	326	334,674
3.50%, 12/01/49(i)	2,530	2,597,203
3.50%, 11/01/51	609	641,326
4.00%, 05/01/33	27	28,179
4.00%, 06/01/33	28	29,036
4.00%, 07/01/33	21	21,668
4.00%, 12/01/34(i)	150	156,405
4.00%, 06/01/38	27	28,691
4.00%, 01/01/45	125	132,741
4.00%, 03/01/45	22	23,273
4.00%, 06/01/45	45	47,856
4.00%, 06/01/46	169	182,756
4.00%, 07/01/46	945	994,102
4.00%, 10/01/46	26	27,756
4.00%, 02/01/47	89	94,685
4.00%, 08/01/47	22	23,083
4.00%, 09/01/47	175	184,803
4.00%, 10/01/47	112	120,508
4.00%, 01/01/48	189	197,773
4.00%, 06/01/48	39	40,853
4.00%, 09/01/48	24	25,213
4.00%, 10/01/48	140	145,605
4.00%, 11/01/48	174	181,337
4.00%, 12/01/48	90	93,905
4.00%, 01/01/49	43	44,799
4.00%, 02/01/49	47	48,724
4.00%, 03/01/49	56	59,385
4.00%, 04/01/49	130	138,177
4.00%, 05/01/49	77	82,119
4.00%, 06/01/49	494	516,213
4.00%, 07/01/49	142	150,369
4.00%, 08/01/49	330	344,677
4.00%, 09/01/49	150	155,611
4.00%, 11/01/49	153	158,965
4.00%, 12/01/49(i)	2,388	2,477,643
4.00%, 12/01/49	102	105,951
4.00%, 02/01/57	44	47,363
4.50%, 12/01/34(i)	25	25,809
4.50%, 01/01/44	363	384,387
4.50%, 02/01/46	45	48,748
4.50%, 04/01/47	24	25,358
4.50%, 10/01/47	47	51,177
4.50%, 03/01/48	33	35,178
4.50%, 06/01/48	31	33,054
4.50%, 07/01/48	15	15,416
4.50%, 08/01/48	84	90,005
4.50%, 10/01/48	22	24,034
4.50%, 12/01/48	279	294,131
4.50%, 05/01/49	156	164,075
4.50%, 07/01/49	84	89,107

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/49	$78	$82,710
4.50%, 12/01/49(i)	1,534	1,611,659
5.00%, 03/01/48	16	17,459
5.00%, 04/01/48	70	74,266
5.00%, 05/01/48	34	37,370
5.00%, 07/01/48	57	61,654
5.00%, 01/01/49	52	55,803
5.00%, 04/01/49	71	76,915
5.00%, 12/01/49(i)	474	505,840
5.50%, 01/01/47	30	33,460
6.00%, 02/01/49	65	74,534
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	92,275
Series K056, Class A2, 2.53%, 05/25/26	35	35,816
Series K066, Class A2, 3.12%, 06/25/27	100	105,982
Series K078, Class A2, 3.85%, 06/25/28	175	194,912
Series K087, Class A2, 3.77%, 12/25/28	100	111,142
Series K090, Class A2, 3.42%, 02/25/29	100	108,660
Series K-1512, Class A2, 2.99%, 05/25/31	70	73,902
Government National Mortgage Association
2.50%, 01/20/47	57	58,044
2.50%, 12/01/49(i)	82	82,586
3.00%, 05/20/45	265	273,510
3.00%, 10/20/45	23	23,776
3.00%, 02/20/46	80	82,743
3.00%, 05/20/46	61	63,422
3.00%, 06/20/46	78	80,148
3.00%, 07/20/46	65	67,200
3.00%, 08/20/46	350	361,139
3.00%, 09/20/46	207	213,429
3.00%, 12/20/46	106	109,038
3.00%, 02/20/47	61	63,164
3.00%, 11/20/47	470	484,553
3.00%, 12/20/47	382	393,907
3.00%, 12/01/49(i)	1,750	1,798,535
3.50%, 09/20/42	544	574,120
3.50%, 10/20/42	22	23,698
3.50%, 12/20/42	430	453,595
3.50%, 04/20/43	161	169,811
3.50%, 11/20/45	139	145,407
3.50%, 12/20/45	13	13,965
3.50%, 03/20/46	164	171,291
3.50%, 04/20/46	76	79,298
3.50%, 06/20/46	281	292,382
3.50%, 12/20/46	64	66,902
3.50%, 01/20/47	19	19,806
3.50%, 02/20/47	51	52,635
3.50%, 03/20/47	24	25,136
3.50%, 09/20/47	84	86,868
3.50%, 11/20/47	129	134,087
3.50%, 12/15/47	89	94,114
3.50%, 02/20/48	77	80,099
3.50%, 04/20/48	125	132,388
3.50%, 08/20/48	175	180,950
3.50%, 01/20/49	69	71,943
3.50%, 10/20/49	325	336,821
3.50%, 11/20/49	325	336,820
3.50%, 12/01/49(i)	1,219	1,259,864
4.00%, 04/20/47	358	374,505
4.00%, 06/20/47	238	248,697

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/20/47	$659	$689,768
4.00%, 11/20/47	130	136,056
4.00%, 03/20/48	203	211,971
4.00%, 04/20/48	107	111,098
4.00%, 05/15/48	54	56,873
4.00%, 05/20/48	257	267,758
4.00%, 08/20/48	262	272,249
4.00%, 11/20/48	43	44,850
4.00%, 07/20/49	125	130,330
4.00%, 10/20/49	250	260,141
4.00%, 12/01/49(i)	483	501,528
4.50%, 10/20/46	127	137,268
4.50%, 06/20/47	20	20,619
4.50%, 04/20/48	67	70,340
4.50%, 06/20/48	35	36,682
4.50%, 08/20/48	258	270,666
4.50%, 12/20/48	52	54,816
4.50%, 03/20/49	63	66,304
4.50%, 06/20/49	506	531,533
4.50%, 07/20/49	135	141,760
4.50%, 08/20/49	30	31,133
4.50%, 12/01/49(i)	115	120,153
5.00%, 04/20/48	62	65,955
5.00%, 05/20/48	132	140,592
5.00%, 11/20/48	32	33,926
5.00%, 12/20/48	204	215,455
5.00%, 01/20/49	313	329,698
5.00%, 05/20/49	26	27,432
5.00%, 12/01/49(i)	112	117,917

		48,987,532

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	50	52,291
3.00%, 03/10/28	10	10,791
3.13%, 06/13/25	135	144,550
Federal National Mortgage Association, 1.88%, 09/24/26	25	25,105
Tennessee Valley Authority
2.88%, 09/15/24	25	26,237
2.88%, 02/01/27	25	26,480

		285,454

U.S. Government Obligations — 18.9%
U.S. Treasury Note/Bond
1.50%, 08/15/26	2,025	1,996,524
1.63%, 05/15/26	500	497,227
1.63%, 08/15/29	150	147,820
2.00%, 02/15/25	425	432,305
2.00%, 08/15/25	900	915,328
2.00%, 11/15/26	750	763,594
2.13%, 05/15/25	550	562,977
2.25%, 10/31/24	565	581,332
2.25%, 11/15/24	150	154,324
2.25%, 12/31/24	600	617,531
2.25%, 11/15/25	780	804,253
2.25%, 03/31/26	230	237,439

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$475	$491,773
2.25%, 08/15/27	900	933,188
2.25%, 11/15/27	735	762,677
2.38%, 05/15/27	575	600,875
2.38%, 05/15/29	700	735,875
2.63%, 01/31/26	1,000	1,053,750
2.63%, 02/15/29	590	632,498
2.75%, 08/31/25	450	476,121
2.75%, 02/15/28	250	269,141
2.88%, 04/30/25	1,050	1,115,461
2.88%, 05/15/28	950	1,033,422
2.88%, 08/15/28	950	1,034,906
3.13%, 11/15/28	540	600,497
5.25%, 02/15/29	750	971,133
6.00%, 02/15/26	100	125,219
6.50%, 11/15/26	60	78,759
6.63%, 02/15/27	350	465,773

		19,091,722

Total U.S. Government & Agency Obligations — 67.6% (Cost: $67,093,397)		68,364,708

Short-Term Investments

Money Market Funds — 19.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(j)(k)	18,763	18,770,985
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(j)(k)(l)	709	708,756

		19,479,741

Total Short-Term Investments — 19.2% (Cost: $19,478,929)		19,479,741

Total Investments in Securities — 117.7% (Cost: $116,900,012)		119,057,332

Other Assets, Less Liabilities — (17.7)%		(17,945,220)

Net Assets — 100.0%		$101,112,112

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,922	9,841	18,763	$18,770,985	$212,527		$359	$(849)
BlackRock Cash Funds: Treasury, SL Agency Shares	431	278	709	708,756	3,726	(a)	—	—

				$19,479,741	$216,253		$359	$(849)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,520,550	$—	$1,520,550
Corporate Bonds & Notes	—	25,801,573	—	25,801,573
Foreign Government Obligations	—	3,890,760	—	3,890,760
U.S. Government & Agency Obligations	—	68,364,708	—	68,364,708
Money Market Funds	19,479,741	—	—	19,479,741

	$19,479,741	$99,577,591	$—	$119,057,332